Judicial deposits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current portion		R$ 1,377,560	R$ 718,773
Civil [Member]
IfrsStatementLineItems [Line Items]
Non-current portion		974,482	285,583
Labor [Member]
IfrsStatementLineItems [Line Items]
Non-current portion		117,583	128,607
Tax [Member]
IfrsStatementLineItems [Line Items]
Non-current portion		184,435	178,914
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Non-current portion		113	111
Online Attachment [Member]
IfrsStatementLineItems [Line Items]
Non-current portion	[1]	R$ 100,947	R$ 125,558

[1]	Refer to legal blockages directly in the company's current accounts and financial investments linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.